OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
OTHER CURRENT ASSETS
Schedule of ageing analysis of past due but not impaired financial assets included in other current assets

	December 31,	December 31,
	2016	2017

Past due for 1 year	613,140	1,214,509
Past due for 1 to 2 years	741,276	364,953
Past due for over 2 years	442,437	1,073,231
	1,796,853	2,652,693
Not past due	8,609,164	3,695,391
	10,406,017	6,348,084

Schedule of ageing analysis of past due but not impaired financial assets included in other current assets

	December 31,	December 31,
	2016	2017

Within 1 year	28,375	7,305
Between 1 and 2 years	38,234	1,775
Between 2 and 3 years	215,169	28,313
Over 3 years	1,624,207	1,779,306
	1,905,985	1,816,699
Less: provision for impairment	(1,672,235)	(1,677,201)
	233,750	139,498

Other current assets
OTHER CURRENT ASSETS
Schedule of other current assets

	December 31,	December 31,
	2016	2017
Financial assets
— Deposits paid to suppliers	714,263	756,748
— Dividends receivable	148,546	267,331
— Receivables from disposal of businesses and assets	5,080,791	575,650
— Entrusted loans and loans receivable from third parties	1,631,624	1,615,429
— Entrusted loans and loans receivable from related parties	1,859,769	2,459,883
— Receivable from disposal of Shanxi Huaxing	1,646,035	—
— Receivables from disposal of Guizhou Branch's aluminum properties	200,000	1,320,488
— Interest receivable	111,625	144,473
— Recoverable reimbursement for freight charges	37,069	13,944
— Other financial assets	899,946	1,006,189
	12,329,668	8,160,135
Less: provision for impairment	(1,666,182)	(1,673,046)
	10,663,486	6,487,089
Receivable of value-added tax refund	3,492	1,063
Advances to employees	31,869	46,890
Deductible input value added tax receivables	1,537,245	2,408,504
Prepaid income tax	104,213	64,557
Prepayments to related parties for purchases	118,777	61,150
Prepayments to suppliers for purchases and others	2,626,002	885,433
Others	168,714	113,145
	4,590,312	3,580,742
Less: provision for impairment	(6,053)	(4,155)
	4,584,259	3,576,587
Total other current assets	15,247,745	10,063,676

Schedule of ageing analysis of financial assets included in other current assets

	December 31,	December 31,
	2016	2017

Within 1 year	1,911,115	2,581,750
Between 1 and 2 years	2,496,848	1,016,284
Between 2 and 3 years	1,365,830	1,689,050
Over 3 years	6,555,875	2,873,051
	12,329,668	8,160,135
Less: provision for impairment	(1,666,182)	(1,673,046)
	10,663,486	6,487,089

Schedule of movements in the provision for impairment of other current assets

	2016	2017

As at January 1,	1,679,137	1,672,235
Provision for impairment	3,864	29,483
Write off	(7,807)	(10,921)
Reversal	(2,959)	(9,531)
Others	—	(4,065)
As at December 31,	1,672,235	1,677,201